Parent company only condensed financial information - Condensed statements of cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	¥ (42,543)	$ (6,676)	¥ (1,336,897)	¥ 887,112
Net cash used in investing activities	(189,363)	(29,715)	24,048	(922,049)
Net cash used in financing activities	(37,581)	(5,897)	(298,089)	(1,130,093)
Net decrease in cash, cash equivalents and restricted cash	(269,487)	(42,288)	(1,610,938)	(1,164,840)
Cash, cash equivalents and restricted cash at the beginning of the year	605,438	95,006	2,216,376	3,381,216
Cash, cash equivalents and restricted cash at the end of the year	335,951	52,718	605,438	2,216,376
Parent Company [Member] | Reportable Legal Entities [Member]
Condensed Cash Flow Statements, Captions [Line Items]
Net cash provided by/(used in) operating activities	(7,880)	(1,237)	(13,583)	10,228
Net cash used in investing activities	(159,194)	(24,981)	(66,156)	(12,366)
Net cash used in financing activities				(15,167)
Net decrease in cash, cash equivalents and restricted cash	(167,074)	(26,218)	(79,739)	(17,305)
Cash, cash equivalents and restricted cash at the beginning of the year	177,920	27,920	257,659	274,964
Cash, cash equivalents and restricted cash at the end of the year	¥ 10,846	$ 1,702	¥ 177,920	¥ 257,659